Property, Plant and Equipment, Net - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 91,186	¥ 86,146
Approximate aggregate carrying value of certain aircraft mortgaged under certain obligations	0	0
Rental income for investment properties and certain flight training facilities under operating leases	232	186	¥ 202
Profit (loss) before tax	(13,910)	(15,195)	4,055
Impairment provision	994	3,279	18
(Increase) Decrease In Impairment Losses	809
Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax	1,618
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	176,023	171,338	¥ 162,430
In the process of applying for certain title/right certificates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,554	¥ 10,226
Certain aircraft [member] | Financial Lease Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Noncurrent Receivables	783
Certain aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	4,042
Certain aircraft [member] | Gross carrying amount [member] | Financial Lease Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	792
Certain aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	2,728
Certain aircraft [member] | Accumulated depreciation and amortisation [member] | Financial Lease Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Aged or market value declined fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment provision	2,579
Owned aircraft fleet, spare engines and rotables [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment provision	994
Leased aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment provision	1,585
Aircraft and Related Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 199,407